MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 10.0%
Broadline Retail - 6.7%
Dillard's, Inc. - Class A	1,922	$1,153,354
Macy's, Inc.	58,601	1,142,133
		2,295,487
Homefurnishing Retail - 3.3%
Wayfair, Inc. - Class A (a)	11,090	1,147,926
Total Consumer Discretionary		3,443,413

Financials - 6.7%
Consumer Finance - 3.4%
SoFi Technologies, Inc. (a)	39,277	1,165,741

Investment Banking & Brokerage - 3.3%
Robinhood Markets, Inc. - Class A (a)	7,739	1,135,931
Total Financials		2,301,672

Health Care - 20.0%
Biotechnology - 16.7%
AbbVie, Inc.	5,239	1,142,312
Incyte Corp. (a)	12,153	1,136,062
Insmed, Inc. (a)	6,038	1,144,805
Roivant Sciences Ltd. (a)	57,274	1,144,907
United Therapeutics Corp. (a)	2,564	1,142,082
		5,710,168
Health Care Distributors - 3.3%
Cencora, Inc.	3,360	1,135,042
Total Health Care		6,845,210

Industrials - 26.5%(b)
Aerospace & Defense - 3.3%
Curtiss-Wright Corp.	1,904	1,134,270

Construction & Engineering - 3.3%
Everus Construction Group, Inc. (a)	12,459	1,132,398
		$–
Construction Machinery & Heavy Transportation Equipment - 3.3%
Cummins, Inc.	2,599	1,137,530

Electrical Components & Equipment - 6.7%
Acuity, Inc.	3,113	1,136,401
Vertiv Holdings Co. - Class A	5,941	1,145,781
		2,282,182

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Industrial Machinery & Supplies & Components - 6.6%
ITT, Inc.	6,138	$1,135,960
Mueller Industries, Inc.	10,743	1,137,361
		2,273,321
Trading Companies & Distributors - 3.3%
FTAI Aviation Ltd.	6,624	1,145,290
Total Industrials		9,104,991

Information Technology - 33.2%(b)
Communications Equipment - 3.3%
Ciena Corp. (a)	6,046	1,148,256
		$–
Electronic Equipment & Instruments - 3.3%
Cognex Corp.	27,562	1,140,791

Semiconductor Materials & Equipment - 9.9%
KLA Corp.	935	1,130,172
Lam Research Corp.	7,209	1,135,129
Teradyne, Inc.	6,203	1,127,457
		3,392,758
Semiconductors - 10.0%
Advanced Micro Devices, Inc. (a)	4,440	1,137,173
Lattice Semiconductor Corp. (a)	15,595	1,137,811
Micron Technology, Inc.	5,101	1,141,451
		3,416,435
Technology Hardware, Storage & Peripherals - 6.7%
Pure Storage, Inc. - Class A (a)	11,615	1,146,401
Western Digital Corp.	7,686	1,154,514
		2,300,915
Total Information Technology		11,399,155

Materials - 3.3%
Gold - 3.3%
Newmont Corp.	14,048	1,137,467
TOTAL COMMON STOCKS (Cost $31,848,596)		34,231,908

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 4.03% (c)	135,171	135,171
TOTAL MONEY MARKET FUNDS (Cost $135,171)		135,171

TOTAL INVESTMENTS - 100.1% (Cost $31,983,767)		$34,367,079
Liabilities in Excess of Other Assets - (0.1)%		(30,473)
TOTAL NET ASSETS - 100.0%		$34,336,606
Percentages are stated as a percent of net assets.

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MARKETDESK FOCUSED U.S. MOMENTUM ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

MarketDesk Focused U.S. Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$34,231,908	$—	$—	$34,231,908
Money Market Funds	135,171	—	—	135,171
Total Investments	$34,367,079	$—	$—	$34,367,079
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4